Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Sep. 26, 2021	Jun. 27, 2021	Dec. 31, 2020		Jun. 28, 2020
Current assets:
Cash and cash equivalents		$ 122,062,000	$ 187,093,000			$ 140,705,000
Accounts and notes receivable, net of allowance for doubtful accounts respectively		3,429,000	3,300,000			3,758,000
Inventories, net		9,475,000	8,310,000			8,167,000
Prepaid expenses and other current assets		10,392,000	8,056,000			7,703,000
Assets held-for-sale		14,232,000	686,000			1,307,000
Total current assets		159,590,000	207,445,000			161,640,000
Property and equipment, net		485,092,000	424,723,000			453,331,000
Property and equipment under capital leases, net		281,080,000	284,077,000			290,389,000
Intangible assets, net		98,559,000	96,057,000			101,797,000
Goodwill		736,062,000	726,156,000			724,932,000
Investment in joint venture		1,310,000	1,230,000			1,217,000
Deferred income tax assets						115,000
Other assets		42,554,000	42,550,000			43,025,000
Total assets		1,804,247,000	1,782,238,000			1,776,446,000
Current liabilities:
Accounts payable		30,730,000	29,489,000			16,954,000
Accrued expenses		59,611,000	63,650,000			40,712,000
Current maturities of long-term debt		44,874,000	5,058,000			5,260,000
Other current liabilities		9,590,000	9,176,000			8,449,000
Total current liabilities		144,805,000	107,373,000			71,375,000
Long-term debt, net		829,419,000	870,528,000			830,586,000
Long-term obligations under capital leases		376,641,000	374,598,000			361,706,000
Other long-term liabilities		90,703,000	87,749,000			56,121,000
Deferred income tax liabilities		14,185,000	11,867,000			12,846,000
Total liabilities		1,455,753,000	1,452,115,000			1,332,634,000
Redeemable Convertible Preferred Stock:
Series A Preferred stock value		143,413,000	141,162,000			133,147,000
Redeemable Common Stock:
Redeemable common stock value		479,822,000	464,827,000			160,601,000
Common stock value		1,000	1,000			1,000
Shareholder’s Equity:
Additional paid-in capital						271,776,000
Accumulated deficit		(267,344,000)	(266,463,000)			(102,701,000)
Accumulated other comprehensive loss		(7,398,000)	(9,404,000)			(19,012,000)
Total shareholders’ (deficit) equity		(274,741,000)	(275,866,000)			150,064,000
Total liabilities, redeemable convertible preferred stock, redeemable common stock and stockholder’s (deficit) equity		$ 1,804,247,000	$ 1,782,238,000			$ 1,776,446,000
Isos Acquisition Corporation [Member]
ASSETS
Cash	$ 1,215,849
Prepaid expenses	205,477
Deferred offering costs				47,500
Current assets:
Total current assets	1,421,326			47,500
Marketable securities held in Trust Account	254,845,389
Prepaid expenses, non-current	79,110
Total assets	256,345,825			47,500
Current liabilities:
Accrued offering costs and expenses	220,963			5,000
Due to related party	1,000
Promissory note – related party				22,500
Current liabilities:
Total current liabilities	221,963			27,500
Forward Purchase Agreement liability	4,225,138
Warrant liability	19,233,202
Deferred underwriting fees	8,919,295
Total liabilities	32,599,598			27,500
Redeemable Common Stock:
Preference shares, value
Class A ordinary shares, value
Class B ordinary shares, value	637			647	[1]
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 25,483,700 shares and 0 shares at redemption value, at September 30, 2021 and December 31, 2020, respectively	254,844,389
Shareholder’s Equity:
Additional paid-in capital				24,353
Accumulated deficit	(31,098,799)			(5,000)
Total shareholders’ (deficit) equity	(31,098,162)			20,000
Total liabilities, redeemable convertible preferred stock, redeemable common stock and stockholder’s (deficit) equity	$ 256,345,825			$ 47,500

[1]	This number includes up to 843,750 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).